Submission	Mar. 18, 2025
Submission [Line Items]
Central Index Key	0001075124
Registrant Name	THOMSON REUTERS CORP /CAN/
Form Type	F-10
Submission Type	F-10
Fee Exhibit Type	EX-FILING FEES